Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Maturities of the Lease Liability Under the Company's Noncancelable Operating Leases

Future maturities of the lease liability under the Company’s noncancelable operating leases at March 31, 2022 are as follows (in thousands):

At March 31, 2022
Remaining 2022 maturities	$474
2023	636
2024	555
2025	385
2026	32
More than 5 years	16
Total undiscounted lease maturities	$2,098
Imputed interest	(176)
Total lease liability	$1,922

At December 31, 2021
2022	$634
2023	639
2024	555
2025	385
2026	33
More than 5 years	16
Total undiscounted lease maturities	$2,262
Imputed interest	(202)
Total lease liability	$2,060